Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Mortgage Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	$ 81,110	$ 84,335
Subordinated Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	1,461,637	1,357,539
Due within 1 year [Member] | Mortgage Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	6,041	5,465
Due within 1 year [Member] | Subordinated Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments
Due After 1 Year But Within 2 Years [Member] | Mortgage Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	9,698	8,773
Due After 1 Year But Within 2 Years [Member] | Subordinated Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments
Due After 2 Years But Within 3 years [Member] | Mortgage Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	10,011	9,056
Due After 2 Years But Within 3 years [Member] | Subordinated Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments
Due After 3 Years But Within 4 Years [Member] | Mortgage Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	10,334	9,348
Due After 3 Years But Within 4 Years [Member] | Subordinated Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments
Due After 4 Years But Within 5 Years [Member] | Mortgage Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	10,667	9,649
Due After 4 Years But Within 5 Years [Member] | Subordinated Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	180,439
Due after 5 years [Member] | Mortgage Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	34,359	42,044
Due after 5 years [Member] | Subordinated Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	$ 1,281,198	$ 1,357,539